Expenses from Continuing Operations (Details) - Schedule of Finance Expenses (Parentheticals) - shares		12 Months Ended
	Jul. 04, 2023	Jun. 30, 2024	Jun. 30, 2023
Empery [Member]
Expenses from Continuing Operations (Details) - Schedule of Finance Expenses (Parentheticals) [Line Items]
Issue of warrants		1,000,000
GEM [Member]
Expenses from Continuing Operations (Details) - Schedule of Finance Expenses (Parentheticals) [Line Items]
Issue of warrants	1,814,797	1,814,797